Summary of Significant Accounting Policies - Pro Forma Earnings per Share (Details) $ in Thousands, shares in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 18, 2023 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies
Number of common shares outstanding | shares	61.7					61.6
Net Income (Loss)		$ (28,913)	$ 63,699	$ (86,889)	$ 40,664	$ (34,172)	$ (13,006)
Less: Unrealized gains (losses) on intergroup interests		(49,409)	$ 34,881	(62,786)	$ 36,103	(35,154)	$ (30,766)
Unaudited pro forma net earnings (loss)		$ 20,496		$ (24,103)		$ 982
Ratio for distribution of Series A, Series B and Series C common stock for every share of Series A, Series B or Series C Liberty Braves common stock outstanding						1